CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 19,685	$ 31,526
Accounts receivable, trade	534	215
Inventories	1,964	3,206
Prepaid expenses and other assets	797	1,965
Total current assets	22,980	36,912
FIXED ASSETS:
Vessels	284,108	280,812
Accumulated depreciation	(18,736)	(19,867)
Vessels' net book value	265,372	260,945
Property and equipment, net	321	0
Total fixed assets	265,693	260,945
OTHER NON-CURRENT ASSETS:
Restricted cash	9,870	9,270
Prepaid charter revenue	18,166	29,918
Total Assets	316,709	337,045
CURRENT LIABILITIES:
Accounts payable, trade and other	1,739	2,672
Due to related parties, current	170	657
Accrued liabilities	898	1,517
Deferred revenue, current	972	1,264
Total current liabilities	3,779	6,110
Long-term bank debt, net of unamortized deferred financing costs	98,102	91,906
Related party financing, non-current	50,233	0
Deferred revenue, non-current	50	271
Other liabilities, non-current	80	0
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 35,051,567 and 32,191,964 issued and outstanding as at December 31, 2013 and 2012, respectively	350	322
Additional paid-in capital	276,236	263,537
Accumulated deficit	(112,121)	(25,101)
Total stockholders' equity	164,465	238,758
Total liabilities and stockholders' equity	$ 316,709	$ 337,045